------------------
                                                              20th ANNUAL REPORT


                                                              ------------------
                                                                  SELIGMAN
                                                                    CASH
                                                                 MANAGEMENT
                                                                  FUND, INC.
                                                              ------------------



                                                              December 31, 1995
Seligman Financial Services, Inc.
         an affiliate of

            [logo]

     J. & W. Seligman & Co.
          incorporated
        established 1864
100 Park Avenue, New York, NY  10017

This report is intended only for the                           [logo]
information of shareholders or those who
who have received the offering                         ------------------------
prospectus covering shares of Capital                    A Money Market Fund
Stock of Seligman Cash Management Fund,                  Established in 1976
Inc., which contains information about
the sales charge, management fee, and
other costs. Please read the prospectus
carefully before investing or sending
money.


                         TXCM2 12/95

================================================================================
SELIGMAN CASH MANAGEMENT FUND
--------------------------------------------------------------------------------
A money market mutual fund that seeks to preserve capital and to maximize liquidity and current income by investing in high-quality money market instruments.





HIGHLIGHTS OF 1995
--------------------------------------------------------------------------------
                                                   CLASS A            CLASS D
--------------------------------------------------------------------------------
Net Assets ..............................      $177,394,650        $14,554,637
--------------------------------------------------------------------------------
Net Asset Value per Share ...............      $       1.00        $      1.00
Number of Shareholders ..................            11,535              1,002
--------------------------------------------------------------------------------
Dividends ...............................      $       .051        $      .040
--------------------------------------------------------------------------------
Net Yield per Share .....................             5.06%              4.02%
Effective Yield per Share with Dividends
   Invested Monthly .....................             5.18%              4.08%
--------------------------------------------------------------------------------

================================================================================
To the Shareholders
--------------------------------------------------------------------------------
In general, your Fund performed favorably during 1995. Longer-term performance results and an interview with your Portfolio Manager begin on page 3.
     For the year, Class A shares of the Fund provided a net annualized yield of 4.84%, and an effective or compounded yield of 4.96% for the seven days ended December 31 for shareholders who invested dividends in additional shares. The Class D shares provided a net annualized yield of 3.80%, and an effective or compounded yield of 3.87% for the seven days ended December 31 for shareholders who invested dividends in additional shares.
     For both Class A and D shares, the total investments at year end of $192.6 million were diversified among 21 issuers, with 55.9% invested in commercial paper, 24.5% invested in fixed time deposits, 9.7% invested in certificates of deposit, 5.2% held in bank notes, and the remaining 4.7% in bankers' acceptances. At December 31, 1995, the average weighted maturity of the Fund was 36 days.
     Turning towards the US financial markets, many factors including low inflation, falling interest rates, and strong corporate earnings paved the way for a memorable year. In general, the equity and bond markets had banner years, with many broad-based indices posting notable highs. However, in the short-term securities market, yields gradually declined from mid-summer on due to the Federal Reserve Board's (FRB) easing of monetary policy.
     The FRB lowered the federal funds rate--the interest rate charged for interbank loans--to 5.75% on July 6 and 5.50% on December 19. In response, the yield on the benchmark three-month Treasury bill, which began the year at 5.65%, declined to 5.05% by year end.
     Looking forward, the slowing economy, the budget negotiations, and the 1996 Presidential election are a few of the factors that may create somewhat more volatile markets in the year ahead. However, we remain optimistic about Seligman Cash Management Fund's performance.
     We thank you for your continued investment in Seligman Cash Management Fund, and look forward to serving your investment needs in 1996 and the years ahead.



By order of the Board of Directors,


/s/ William C. Morris


William C. Morris
Chairman


                       /s/ Brian T. Zino


                       Brian T. Zino
                       President

================================================================================
ANNUAL PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

-------------------------  YOUR PORTFOLIO MANAGER

                            Leonard J. Lovito is a Vice President of J. & W.
                            Seligman & Co. Incorporated and Vice President and
                            Portfolio Manager of Seligman Cash Management Fund.
                            Mr. Lovito, who joined Seligman in 1984 as a
                            fixed-income trader and who has more than 12 years
        PHOTO               of fixed-income trading and portfolio management
                            experience, also serves as Vice President of
                            Seligman High Income Fund Series and Portfolio
                            Manager of Seligman U.S. Government Securities
                            Series and Vice President of Seligman Portfolios,
                            Inc., and Portfolio Manager of its Cash Management
                            and Fixed Income Securities portfolios. Mr. Lovito
                            is supported by a team of seasoned research
                            professionals who assist him in selecting securities
-------------------------   in accordance with your Fund's objective.


ECONOMIC FACTORS AFFECTING SELIGMAN CASH MANAGEMENT FUND

"MODERATING ECONOMIC GROWTH, SUBDUED INFLATION, AND THE POTENTIAL FOR A CREDIBLE DEFICIT REDUCTION ACCORD PROMPTED THE FEDERAL RESERVE BOARD TO LOWER THE FEDERAL FUNDS RATE TWICE IN 1995. THESE REDUCTIONS IN SHORT-TERM INTEREST RATES LED TO LOWER MONEY MARKET RATES, RESULTING IN A DECLINE IN YOUR FUND'S YIELD."

YOUR MANAGER'S INVESTMENT STRATEGY

"WE CONTINUED TO INVEST IN THE HIGHEST QUALITY MONEY MARKET INSTRUMENTS WITHIN A DIVERSE GROUP OF INDUSTRIES. ALTHOUGH WE MAINTAINED A SHORTER AVERAGE MATURITY THAN OUR PEERS IN ORDER TO PROVIDE GREATER LIQUIDITY, YOUR FUND EXTENDED MATURITIES SLIGHTLY TO LOCK IN RATES AS THE FEDERAL RESERVE BOARD EASED MONETARY POLICY."

OUR OUTLOOK FOR THE YEAR AHEAD

"SLUGGISH INCOME GROWTH AND HIGH CONSUMER DEBT WILL MORE THAN LIKELY SLOW ECONOMIC GROWTH IN THE FIRST HALF OF 1996. THIS MODERATING GROWTH TREND, COUPLED WITH A POTENTIAL BALANCED-BUDGET ACCORD, COULD PROMPT THE FEDERAL RESERVE BOARD TO EASE MONETARY POLICY FURTHER AND LEAD TO CONTINUED INTEREST RATE DECLINES. IF THIS SCENARIO COMES TO FRUITION, WE ANTICIPATE THAT WE WILL EXTEND THE MATURITIES OF THE POSITIONS IN YOUR PORTFOLIO IN ORDER TO LOCK IN HIGHER YIELDS."

================================================================================
PORTFOLIO OF INVESTMENTS                                       December 31, 1995
--------------------------------------------------------------------------------

                                                                  ANNUALIZED
                                                                   YIELD ON        PRINCIPAL
                                                                 PURCHASE DATE      AMOUNT            VALUE
                                                                 -------------     ---------          -----
COMMERCIAL PAPER   56.0%
AUTOMOTIVE   5.0%
Ford Motor Credit Corp., 3/25/96 ............................        5.53%       $ 9,800,000      $  9,675,377


BANKING   10.1%
CoreStates Financial Corp., 3/27/96..........................        5.60         10,000,000         9,868,133
Republic National Bank of New York, 1/25/96..................        5.75          9,500,000         9,464,090

                                                                                                    19,332,223

CAPITAL EQUIPMENT   10.1%
General Electric Capital Corp., 1/3/96.......................        5.46          9,500,000         9,497,034
John Deere Capital Corp., 1/12/96............................        5.72          9,900,000         9,882,939

                                                                                                    19,379,973

FINANCE   20.7%
American Express Credit Corp., 1/17/96.......................        5.74         10,500,000        10,473,587
Associates Corp. of North America, 1/31/96...................        5.73          9,900,000         9,853,388
Beneficial Corp., 2/21/96 ...................................        5.70         10,000,000         9,920,383
Norwest Financial Corp., 2/16/96 ............................        5.70          9,500,000         9,431,779

                                                                                                    39,679,137

OFFICE PRODUCTS   5.0%
Pitney Bowes Credit Corp., 2/2/96............................        5.73          9,700,000         9,651,284


TELECOMMUNICATIONS   5.1%
AT&T Capital Corp., 3/15/96..................................        5.54         10,000,000         9,886,533

TOTAL COMMERCIAL PAPER (Cost $107,604,527) ..................                                      107,604,527


FIXED TIME DEPOSITS   24.6%
ABN-AMRO Bank, Grand Cayman, 1/2/96..........................        5.77          9,000,000         9,000,000
Bank of Montreal, Toronto, 1/2/96............................        5.83          9,000,000         9,000,000
Canadian Imperial Bank of Commerce, Grand Cayman, 1/2/96.....        5.89          9,000,000         9,000,000
First National Bank of Chicago, Grand Cayman, 1/2/96.........        6.02          9,000,000         9,000,000
National Westminster Bank, Nassau, 1/2/96....................        5.83          2,200,000         2,200,000
State Street Bank & Trust, Grand Cayman, 1/2/96..............        5.58          9,000,000         9,000,000

TOTAL FIXED TIME DEPOSITS (Cost $47,200,000) ................                                       47,200,000

CERTIFICATES OF DEPOSIT   9.8%
Harris Trust & Savings, Chicago, 3/1/96......................        5.78          9,400,000         9,400,309
Wachovia Bank of Georgia, 1/25/96............................        5.89          9,400,000         9,400,118

TOTAL CERTIFICATES OF DEPOSIT
  (Cost $18,800,427) ........................................                                       18,800,427

BANK NOTES   5.2% (Cost $10,000,000)
Huntington National Bank, Ohio, 2/15/96......................        5.76         10,000,000        10,000,000

BANKERS' ACCEPTANCES   4.7% (Cost $9,011,139)
Chase Manhattan Bank, New York, 3/4/96.......................        5.66          9,100,000         9,011,139

TOTAL INVESTMENTS   100.3% (Cost $192,616,093) ..............                                      192,616,093
OTHER ASSETS LESS LIABILITIES   (0.3)%  .....................                                         (666,806)
                                                                                                  ------------
NET ASSETS   100.0%  ........................................                                     $191,949,287
                                                                                                  ============


----------
See notes to financial statements.

================================================================================
STATEMENT OF ASSETS AND LIABILITIES                           December 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at value:
Commercial paper (cost $107,604,527)...................................     $107,604,527
Fixed time deposits (cost $47,200,000).................................       47,200,000
Certificates of deposit (cost $18,800,427).............................       18,800,427
Bank notes (cost $10,000,000)..........................................       10,000,000
Bankers' acceptances (cost $9,011,139).................................        9,011,139     $ 192,616,093
                                                                            ------------
Cash...................................................................................            287,950
Receivable for Capital Stock sold......................................................          2,252,639
Interest receivable....................................................................            192,808
Investment in, and expenses prepaid to, shareholder service agent......................             24,126
Other..................................................................................             41,173
                                                                                             -------------
Total Assets  .........................................................................        195,414,789
                                                                                             -------------
LIABILITIES:
Payable for Capital Stock redeemed.....................................................          3,035,002
Accrued expenses, taxes, and other.....................................................            430,500
                                                                                              -------------
Total Liabilities .....................................................................          3,465,502
                                                                                              -------------
Net Assets ............................................................................       $191,949,287
                                                                                              ============

COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.01 par value; 2,000,000,000 shares authorized;
   191,953,914 shares outstanding):
     Class A...........................................................................       $  1,773,993
    Class D............................................................................            145,546
Additional paid-in capital.............................................................        190,034,375
Accumulated net realized loss..........................................................             (4,627)
                                                                                              -------------
NET ASSETS:
Applicable to 177,399,277 Class A shares
    and 14,554,637 Class D shares, equivalent to $1.00 per share.......................       $191,949,287
                                                                                              ============

----------
See notes to financial statements.

================================================================================
STATEMENT OF OPERATIONS                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest............................................................ $11,395,465
                                                                     -----------
EXPENSES:
Management fee......................................................     818,740
Shareholder account services........................................     480,945
Registration........................................................     106,372
Distribution and service fees.......................................     105,659
Custodian services..................................................      85,203
Auditing and legal fees.............................................      67,514
Shareholder reports and communications..............................      39,723
Directors' fees and expenses........................................      32,695
Miscellaneous.......................................................      21,146
                                                                     -----------
Total expenses......................................................   1,757,997
                                                                     -----------
Net investment income and increase in net assets from operations ... $ 9,637,468
                                                                     ===========
----------
See notes to financial statements.

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31
                                                                         ---------------------------------
                                                                             1995                 1994
                                                                         ------------         ------------
OPERATIONS:
Increase in net assets from operations -- net investment income ........ $  9,637,468         $  6,149,511
                                                                         ------------         ------------
Decrease in net assets from distributions -- net investment
   income - paid to shareholders as dividends:
   Class A ............................................................    (9,215,896)          (6,112,909)
   Class D ............................................................      (421,572)             (36,602)
                                                                         ------------         ------------
Total .................................................................    (9,637,468)          (6,149,511)
                                                                         ------------         ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares--Class A .................................   303,480,822          326,737,207
Net proceeds from transfer of Government Portfolio-- Class A ..........    21,971,609                   --
Net asset value of shares issued in payment of dividends:
   Class A ............................................................     8,011,199            5,283,819
   Class D ............................................................       328,806               28,078
Exchanged from associated Funds:
   Class A ............................................................   361,106,751           61,223,552
   Class D ............................................................    80,746,637            7,748,357
                                                                         ------------         ------------
Total .................................................................   775,645,824          401,021,013
                                                                         ------------         ------------
Cost of shares redeemed:
   Class A ............................................................  (360,478,471)        (322,927,467)
   Class D ............................................................    (9,346,161)            (874,978)
Exchanged into associated Funds:
   Class A ............................................................  (351,102,803)         (49,813,081)
   Class D ............................................................   (60,632,635)          (3,469,582)
                                                                         ------------         ------------
Total .................................................................  (781,560,070)        (377,085,108)
                                                                         ------------         ------------
Increase (decrease) in net assets from capital share transactions .....    (5,914,246)          23,935,905
                                                                         ------------         ------------
Increase (decrease) in net assets .....................................    (5,914,246)          23,935,905
NET ASSETS:
Beginning of year .....................................................   197,863,533          173,927,628
                                                                         ------------         ------------
End of year ...........................................................  $191,949,287         $197,863,533
                                                                         ============         ============

----------
See notes to financial statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. Seligman Cash Management Fund, Inc. (the "Fund") offers two classes of shares: Class A shares and Class D shares, each of which may be acquired by investors at net asset value. All shares existing prior to May 3, 1993, were classified as Class A shares. Class D shares are offered only to investors who wish to exchange their Class D shares of other associated funds. Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a contingent deferred sales load (CDSL) of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.
2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:
a. The Fund uses the amortized cost method for valuing portfolio securities. Under this method all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.
b. There is no provision for federal income or excise tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.
c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes.
   Interest income, including the amortization of discount or premium, is recorded as earned.
d. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.
e. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.
3. The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.
   The management fee rate is calculated on a sliding scale of 0.45% to 0.375%, based on average daily net assets of all the investment companies managed by the Manager. The management fee for the year ended December 31, 1995, was equivalent to an annual rate of 0.43% of the average daily net assets of the Fund.
   The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") under which service organizations can enter into agreements with Seligman Financial Services, Inc. (the "Distributor") and receive a continuing fee of up to 0.25% on an annual basis of the Fund's average daily net assets, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the year ended December 31, 1995.
   The Fund has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund

================================================================================

--------------------------------------------------------------------------------
to the Distributor pursuant to the Plan. For the year ended December 31, 1995, fees paid amounted to $105,659, or 1% per annum of the average daily net assets of Class D shares.
   The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year from purchase of original shares which were exchanged into the Fund. For the year ended December 31, 1995, such charges amounted to $53,796.
   Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager, became eligible to receive distribution and service fees pursuant to the Plan. For the period ended December 31, 1995, Seligman Services, Inc. received distribution and service fees of $335, pursuant to the Plan.
   Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $454,481 for shareholder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.
   Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.
   Fees of $25,000 were incurred by the Fund for legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.
   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. The annual cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1995 of $129,910 is included in other liabilities. Deferred fees and related accrued interest are not deductible for federal income tax purposes until such amounts are paid.
4. Class-specific expenses charged to Class A and Class D during the year ended December 31, 1995, which are included in the corresponding captions of the Statement of Operations, were as follows:


                                     CLASS A    CLASS D
                                     -------    --------
Distribution and service fees.....   $  --      $105,659
Registration......................    21,017       3,667
Shareholder reports and
   communications.................     4,097         152

5. At December 31, 1995, the Fund had a net loss carryforward of $4,627, which is available for offset against future taxable net gains, expiring in 1999.

6. On January 17, 1995, shareholders of the Fund's Government Portfolio approved a transfer of its net assets to the Fund's Prime Portfolio Class A in a tax-free exchange. As a result, on January 26, 1995, 21,971,609 shares of the Prime Portfolio Class A valued at $21,971,609 were exchanged for the net assets of the Government Portfolio. For each share of Capital Stock owned, shareholders of the Government Portfolio received one share of Capital Stock of the Prime Portfolio Class A. In addition, since it is the only remaining portfolio of the Fund, Prime Portfolio is no longer designated as such.
   Immediately before the transfer of net assets, the Condensed Financial Statements of the Government Portfolio were as follows:

Condensed Statement of Net Assets
January 26, 1995

Total assets ................................     $22,005,452
Total liabilities ...........................          33,843
                                                  -----------
Net assets ..................................     $21,971,609
                                                  ===========
Shares of Capital Stock outstanding .........      21,971,609
Net asset value per share ...................     $     1.000

Condensed Statement of Operations --
  January 1, 1995 to
  January 26, 1995
Net investment income and increase
   in net assets from operations ............     $    71,496
                                                  ===========
Condensed Statement of Changes
  in Net Assets -- January 1, 1995
   to January 26, 1995
Net investment income and increase
   in net assets from operations ............     $    71,496
Decrease in net assets from
   distributions ............................         (71,496)
Decrease in net assets from capital
   share transactions .......................         (64,014)
                                                  -----------
Net decrease in net assets ..................         (64,014)
Net Assets:
  Beginning of period .......................      22,035,623
                                                  -----------
  End of period .............................     $21,971,609
                                                  ===========
Condensed Financial Highlights --
  January 1, 1995 to
  January 26, 1995
Net asset value, beginning of period ........     $     1.000
Net investment income .......................           0.003
Dividends paid ..............................          (0.003)
                                                  -----------
Net asset value, end of period ..............     $     1.000
                                                  ===========

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts.
    The total return based on net asset value measures the Fund's performance assuming investors purchased Fund shares at net asset value as of the beginning of the period, reinvested dividends paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total returns for periods of less than one year are not annualized.


                                                          CLASS A                                  CLASS D
                                         -----------------------------------------------  ---------------------------

                                                                                             YEAR ENDED
                                                     YEAR ENDED DECEMBER 31                  DECEMBER 31      5/3/93*
                                         -----------------------------------------------  ----------------      TO
                                          1995      1994      1993      1992      1991      1995     1994   12/31/93
                                         -------   -------   -------   -------   -------  -------  ------- ----------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of
   period.............................   $1.000    $1.000    $1.000    $1.000    $1.000   $1.000   $1.000    $1.000
Net investment income.................     .051      .034      .024      .030      .053     .040     .024      .003
Dividends paid or declared............    (.051)    (.034)    (.024)    (.030)    (.053)   (.040)   (.024)    (.003)
                                         ------    ------    ------    ------    ------    ------   ------   ------
Net asset value, end of period........   $1.000    $1.000    $1.000    $1.000    $1.000   $1.000   $1.000    $1.000
                                         ======    ======    ======    ======    ======    ======   ======   ======

TOTAL RETURN BASED
   ON NET ASSET VALUE ................     5.18%     3.46%     2.40%     3.10%     5.53%    4.08%    2.35%      .30%
RATIOS/SUPPLEMENTAL
     DATA:
Expenses to average net assets........      .86%      .82%      .77%      .76%      .79%    1.90%    1.90%     1.74%+
Net investment income to
   average net assets.................     5.06%     3.41%     2.37%     3.04%     5.34%    4.02%    2.32%     1.39%+
Net assets, end of period
   (000's omitted).................... $177,395  $194,406  $173,902  $193,158  $260,297  $14,554   $3,458       $26
Without management fee waiver
   or reimbursement of expenses:**
Net investment income per share.......                        $.023     $.029     $.052             $.013     $.002
Ratios:
  Expenses to average net assets......                          .86%      .85%      .86%             3.23%     1.83%+
  Net investment income to
     average net assets...............                         2.28%     2.95%     5.28%              .99%     1.30%+


----------
  * Commencement of offering of Class D shares.
 ** For the years 1991 to 1993, the Manager, at its discretion, waived a portion of its management fees for the Fund, and reimbursed certain expenses for Class D shares in 1994.
  + Annualized.
See notes to financial statements.

================================================================================
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN CASH MANAGEMENT FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Cash Management Fund, Inc. as of December 31, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Cash Management Fund, Inc. as of December 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.





/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
New York, New York
February 2, 1996

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================================================================================
BOARD OF DIRECTORS
--------------------------------------------------------------------------------
Fred E. Brown
DIRECTOR AND CONSULTANT,
  J. & W. Seligman & Co. Incorporated

John R. Galvin 2, 4
DEAN, Fletcher School of Law and
  Diplomacy at Tufts University
DIRECTOR, USLIFE Corporation

Alice S. Ilchman 3, 4
PRESIDENT, Sarah Lawrence College
TRUSTEE, Committee for Economic Development
DIRECTOR, NYNEX
CHAIRMAN, The Rockefeller Foundation

Frank A. McPherson 2, 4
CHAIRMAN AND CEO, Kerr-McGee Corporation
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

John E. Merow
PARTNER, Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Aluminum Corporation

Betsy S. Michel 2, 4
DIRECTOR OR TRUSTEE,
  Various Organizations

William C. Morris 1
CHAIRMAN
CHAIRMAN OF THE BOARD AND PRESIDENT,
  J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

James C. Pitney 3, 4
PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm
DIRECTOR, Public Service Enterprise Group

James Q. Riordan 3, 4
DIRECTOR, The Brooklyn Union Gas Company
TRUSTEE, Committee for Economic Development
DIRECTOR, Dow Jones & Co., Inc.
DIRECTOR, Public Broadcasting Service

Ronald T. Schroeder 1
MANAGING DIRECTOR, J. & W. Seligman & Co. Incorporated

Robert L. Shafer 3, 4
VICE PRESIDENT, Pfizer Inc.
DIRECTOR, USLIFE Corporation

James N. Whitson 2, 4
EXECUTIVE VICE PRESIDENT AND DIRECTOR,
  Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, Red Man Pipe and Supply Company

Brian T. Zino 1
PRESIDENT
MANAGING DIRECTOR, J. & W. Seligman & Co. Incorporated

----------
Member:  1 Executive Committee
         2 Audit Committee
         3 Director Nominating Committee
         4 Board Operations Committee

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================================================================================
EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
William C. Morris
CHAIRMAN

Brian T. Zino
PRESIDENT

Leonard J. Lovito
VICE PRESIDENT

Lawrence P. Vogel
VICE PRESIDENT

Thomas G. Rose
TREASURER

Frank J. Nasta
SECRETARY

--------------------------------------------------------------------------------

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450   Shareholder Services

(800) 445-1777   Retirement Plan
                 Services

(800) 622-4597   24-Hour Automated
                 Telephone Access Service

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